Lease Liabilities and Right-of-Use Assets (Tables)	6 Months Ended
Dec. 31, 2025
Lease Liabilities and Right-of-Use Assets [Abstract]
Schedule of Contractual Maturities Lease Liabilities and Right of Use Assets

The following table shows the remaining contractual maturities of the Company’s lease liabilities and the right-of-use assets as of December 31, 2025 and June 30, 2025:

Right-of-use assets	Unaudited December 31, 2025	Audited June 30, 2025
At cost	$1,347,718	$1,347,718
Less accumulated amortization	(499,354)	(499,354)
Total	$848,364	$848,364

	Unaudited December 31, 2025	Audited June 30, 2025
Lease liabilities
Within 1 year (Current)	$89,109	$89,109
After 1 year but within 2 years	80,750	80,750
After 2 years but within 5 years	224,930	224,930
After 5 years	407,555	407,555
Non-current	713,235	713,235
Total	$802,344	$802,344